Concentrations (Details Textual)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Concentrations (Textual)
Concentration risk, customer	each customer that accounted for 10% or more of the Company's revenue	each customer that accounted for 10% or more of the Company's revenue	each customer that accounted for 10% or more of the Company's revenue	each customer that accounted for 10% or more of the Company's revenue
Concentration risk, supplier	No supplier accounted for 10	No supplier accounted for 10	No supplier accounted for 10	No supplier accounted for 10